SUMMARY OF OPTIONS (Details)			3 Months Ended																		6 Months Ended	9 Months Ended					12 Months Ended
	Oct. 01, 2025 $ / shares shares	Oct. 01, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares		Dec. 31, 2025 $ / shares shares	Sep. 30, 2025 shares	Jun. 30, 2025 $ / shares shares		Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 $ / shares shares		Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2025 $ / shares shares		Dec. 31, 2025 $ / shares shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares
Subsequent Events [Abstract]
Number of stock options, Outstanding beginning balance							770,884		770,884						542,334		542,334					770,884		770,884			542,334		542,334	258,516		258,516
Weighted- Average Exercise Price, Outstanding beginning balance | (per share)							$ 21.96	[1]	$ 30.10						$ 23.42	[1]	$ 32.09					$ 21.96	[1]	$ 30.10			$ 23.42	[1]	$ 32.09			$ 21.68
Number of stock options, Granted	90,313	90,313	508,469		508,469	2,150,380	602,487		602,487	158,235		158,235	4,262,633	4,950,545	253,108		253,108	70,925		70,925	4,592,428	775,060		775,060	3,913,694	6,518,044	364,099		364,099	370,365		370,365
Weighted- Average Exercise Price, Granted | (per share)																						$ 5.76	[1]	$ 7.89			$ 19.98	[1]	$ 27.39			$ 36.53
Number of stock options, Exercised	(105,000)	(105,000)																				(250,000)		(250,000)			(51,235)		(51,235)	(86,547)		(86,547)
Weighted- Average Exercise Price, Exercised | (per share)	$ 5.51	$ 7.55																				$ 6.32	[1]	$ 8.66			$ 16.94	[1]	$ 23.22			$ 19.94
Number of stock options, Cancelled	(90,313)	(90,313)																									(84,314)		(84,314)
Weighted- Average Exercise Price, Cancelled | (per share)																											$ 25.81	[1]	$ 35.37
Number of stock options, Expired																						(11,310)		(11,310)
Weighted- Average Exercise Price, Expired | (per share)																						$ 24.73		$ 33.89
Number of stock options, Outstanding ending balance			1,284,634		1,284,634					770,884		770,884						542,334		542,334		1,284,634		1,284,634			770,884		770,884	542,334		542,334
Weighted- Average Exercise Price, Outstanding ending balance | (per share)			$ 14.76	[1]	$ 20.23					$ 21.96	[1]	$ 30.10						$ 23.42	[1]	$ 32.09		$ 14.76	[1]	$ 20.23			$ 21.96	[1]	$ 30.10	$ 23.42	[1]	$ 32.09
Number of stock options, Exercisable ending balance			1,039,271		1,039,271					511,487		511,487										1,039,271		1,039,271			511,487		511,487
Weighted- Average Exercise Price, Exercisable ending balance | (per share)			$ 17.25	[1]	$ 23.64							$ 29.92										$ 17.25	[1]	$ 23.64					$ 29.92

[1]	Converted at balance sheet rate.